UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Baltimore-Washington Financial Advisors, Inc.
Address:  5950 Symphony Woods Road
          Suite 600
          Columbia, Maryland 21044

Form 13F File Number:  028-13116

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert Cassel
Title:    Chief Compliance Officer
Phone:    410-461-3900

Signature, Place, and Date of Signing:

     /s/ Robert Cassel              Columbia, MD              07/28/2010
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          206

Form 13F Information Table Value Total:  $   153,819
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8
-----------------------------  --------------  ---------  --------  -------------------  ----------   --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                           VALUE    SHRS OR  SH/   PUT/  INVESTMENT    OTHER    -------------------
       NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION   MANAGERS  SOLE  SHARED  OTHER
-----------------------------  --------------  ---------  --------  -------  ----  ----  ----------   --------  ----  ------  -----
Apple Computer Inc              Equities       037833100      141       562  SH    N/A   Yes          N/A       Yes   N/A     N/A
Advisory Board Co.              Equities       00762W107    1,365    31,765  SH    N/A   Yes          N/A       Yes   N/A     N/A
Abraxis                         Equities       00383Y102        6        77  SH    N/A   Yes          N/A       Yes   N/A     N/A
Adams Express Company           Equities       006212104        0        14  SH    N/A   Yes          N/A       Yes   N/A     N/A
Aegon NV 6.50% Tr Pfd           Equities       007924400    1,192    67,625  SH    N/A   Yes          N/A       Yes   N/A     N/A
AES TR III  6.75% Tr Pfd Conv   Equities       00808N202        9       200  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShares Barclays Aggregate Bon  ETF            464287226    2,873    26,785  SH    N/A   Yes          N/A       Yes   N/A     N/A
Applied Materials Inc.          Equities       38222105        15     1,220  SH    N/A   Yes          N/A       Yes   N/A     N/A
Amgen                           Equities       031162100    1,553    29,525  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ameritrade Holding Corp. New    Equities       87236Y108       24     1,551  SH    N/A   Yes          N/A       Yes   N/A     N/A
Australia & New Zealand Bkg Gr  Equities       052528304       27     1,500  SH    N/A   Yes          N/A       Yes   N/A     N/A
Apache Corp.                    Equities       037411105       84     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Fresnius Kabi Pharma CVR        Equities       35802M115        0       310  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ares Capital Corp               Equities       04010L103      836    66,690  SH    N/A   Yes          N/A       Yes   N/A     N/A
Aryt Industries LTD             Equities       M1500S107        0     2,350  SH    N/A   Yes          N/A       Yes   N/A     N/A
American Scientific Resources   Equities       029441201        2   217,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Avon Products, Inc.             Equities       054303102        3       100  SH    N/A   Yes          N/A       Yes   N/A     N/A
American Express Co             Equities       025816109       10       250  SH    N/A   Yes          N/A       Yes   N/A     N/A
Allegheny Power Sys             Equities       017361106    1,747    84,480  SH    N/A   Yes          N/A       Yes   N/A     N/A
AstraZeneca PLC                 Equities       046353108        8       164  SH    N/A   Yes          N/A       Yes   N/A     N/A
Boeing                          Equities       097023105        5        76  SH    N/A   Yes          N/A       Yes   N/A     N/A
BankAmerica Corp                Equities       060505104      770    53,575  SH    N/A   Yes          N/A       Yes   N/A     N/A
BAC Capital Trust II Prf Calla  Equities       055188205       13       600  SH    N/A   Yes          N/A       Yes   N/A     N/A
Bayer  AG                       Equities       072730302      383     6,855  SH    N/A   Yes          N/A       Yes   N/A     N/A
Barclays Plc Adr                Equities       06738E204        1        80  SH    N/A   Yes          N/A       Yes   N/A     N/A
Barclays Bk Plc Pfd 6.625% Ser  Equities       06739F390        8       400  SH    N/A   Yes          N/A       Yes   N/A     N/A
Barclay's PCL 7.1% Pfd          Equities       06739H776    2,440   110,765  SH    N/A   Yes          N/A       Yes   N/A     N/A
Franklin Resources Inc          Equities       354613101       22       260  SH    N/A   Yes          N/A       Yes   N/A     N/A
Big Lots Inc                    Equities       089302103    1,163    36,250  SH    N/A   Yes          N/A       Yes   N/A     N/A
Bank of New York                Equities       064058100       16       636  SH    N/A   Yes          N/A       Yes   N/A     N/A
Blackrock Ltd Duration Inc Clo  ETF            09249W101       24     1,500  SH    N/A   Yes          N/A       Yes   N/A     N/A
Bank of America Corp Non-Cum P  Equities       060505559       15       600  SH    N/A   Yes          N/A       Yes   N/A     N/A
Bristol Meyers                  Equities       110122108    2,345    94,030  SH    N/A   Yes          N/A       Yes   N/A     N/A
Buckeye Ptnrs LP                Equities       118230101    3,179    53,847  SH    N/A   Yes          N/A       Yes   N/A     N/A
Berkshire Hathaway CL B         Equities       084670207      116     1,450  SH    N/A   Yes          N/A       Yes   N/A     N/A
Citigroup                       Equities       172967101        1       200  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cheesecake Factory INC          Equities       163072101       33     1,486  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cal-Maine Foods, Inc            Equities       128030202    3,454   108,179  SH    N/A   Yes          N/A       Yes   N/A     N/A
Caterpillar Inc                 Equities       149123101        2        35  SH    N/A   Yes          N/A       Yes   N/A     N/A
Constellation Energy            Equities       210371100       32     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cephalon Inc                    Equities       156708109    1,071    18,875  SH    N/A   Yes          N/A       Yes   N/A     N/A
Chesapeake Energy Corp          Equities       165167107       74     3,550  SH    N/A   Yes          N/A       Yes   N/A     N/A
Colgate Palmolive Co            Equities       194162103    2,502    31,765  SH    N/A   Yes          N/A       Yes   N/A     N/A
Clorox Company                  Equities       189054109       31       500  SH    N/A   Yes          N/A       Yes   N/A     N/A
Rockwell Collins Inc            Equities       774341101       16       304  SH    N/A   Yes          N/A       Yes   N/A     N/A
ConocoPhillips                  Equities       20825C104    2,871    58,480  SH    N/A   Yes          N/A       Yes   N/A     N/A
Campbell Soup Co.               Equities       134429109    1,700    47,439  SH    N/A   Yes          N/A       Yes   N/A     N/A
Copart, Inc.                    Equities       217204106    2,504    69,925  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cree, Inc.                      Equities       225447101       14       225  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cisco Systems                   Equities       17275R102    2,320   108,853  SH    N/A   Yes          N/A       Yes   N/A     N/A
CoStar Group Inc                Equities       22160N109       12       300  SH    N/A   Yes          N/A       Yes   N/A     N/A
Canadian Solar Inc              Equities       136635109      206    21,075  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShares 1-3 yr. Credit ETF      ETF            464288646    5,243    50,461  SH    N/A   Yes          N/A       Yes   N/A     N/A
Chevron Texaco Corp             Equities       166764100       98     1,445  SH    N/A   Yes          N/A       Yes   N/A     N/A
CDSS Wind Down Inc              Equities       12513C108        0       250  SH    N/A   Yes          N/A       Yes   N/A     N/A
Dominion Res Inc VA             Equities       25746U109    3,533    91,195  SH    N/A   Yes          N/A       Yes   N/A     N/A
Dupont E I DE Nemours & CO $4.  Equities       263534307        2        20  SH    N/A   Yes          N/A       Yes   N/A     N/A
DEI Holdings Inc                Equities       23319E107        1     1,035  SH    N/A   Yes          N/A       Yes   N/A     N/A
Diamonds Tr Ser. I              Equities       252787106        5        50  SH    N/A   Yes          N/A       Yes   N/A     N/A
DirecTV Group Inc               Equities       25459L106        7       195  SH    N/A   Yes          N/A       Yes   N/A     N/A
Duke Energy                     Equities       26441C105        9       553  SH    N/A   Yes          N/A       Yes   N/A     N/A
Devon Energy Corp               Equities       25179M103       92     1,510  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ishares Tr Dow Jones Sel Divid  Equities       464287168    1,085    25,580  SH    N/A   Yes          N/A       Yes   N/A     N/A
Deutsche Bk Cont 6.55% Pfd      Equities       25153X208    2,754   133,430  SH    N/A   Yes          N/A       Yes   N/A     N/A
Eclipsys Corp                   Equities       278856109    1,929   108,125  SH    N/A   Yes          N/A       Yes   N/A     N/A
Consolidated Edison             Equities       209115104       26       600  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShares MSCI EAFE Idx ETF       ETF            464287465    1,730    37,188  SH    N/A   Yes          N/A       Yes   N/A     N/A
Efotoxpress Inc                 Equities       28224W100        0     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
E Spire Communications Inc      Equities       269153102        0     5,500  SH    N/A   Yes          N/A       Yes   N/A     N/A
Express Scripts  Cl A           Equities       302182100    1,159    24,655  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Canada Indx Fd ETF        ETF            464286509        9       350  SH    N/A   Yes          N/A       Yes   N/A     N/A
Corporate Executive Brd         Equities       21988R102      566    21,555  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ford                            Equities       345370860       34     3,360  SH    N/A   Yes          N/A       Yes   N/A     N/A
AberdeenAsia PacificPrime       Equities       003009107    5,872   970,656  SH    N/A   Yes          N/A       Yes   N/A     N/A
Freeport-McMoRan Copper & Gold  Equities       35671D857       24       400  SH    N/A   Yes          N/A       Yes   N/A     N/A
Fluor Corp. New                 Equities       343412102    2,255    53,065  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cedar Fair LP                   Equities       150185106       12     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Giant Interactive Group ADR     Equities       374511103       10     1,450  SH    N/A   Yes          N/A       Yes   N/A     N/A
Nicor, Inc.                     Equities       654086107       23       558  SH    N/A   Yes          N/A       Yes   N/A     N/A
Glacier Bancorp Inc Com         Equities       37637Q105       14       937  SH    N/A   Yes          N/A       Yes   N/A     N/A
General Dynamics                Equities       369550108    2,611    44,585  SH    N/A   Yes          N/A       Yes   N/A     N/A
General Electric                Equities       369604103       17     1,200  SH    N/A   Yes          N/A       Yes   N/A     N/A
General Elec Cap Corp Com       Equities       369622477       26     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
General Mills, Inc.             Equities       370334104       15       410  SH    N/A   Yes          N/A       Yes   N/A     N/A
SPDR Gold Shares ETF            ETF            78463V107       91       750  SH    N/A   Yes          N/A       Yes   N/A     N/A
Corning Inc                     Equities       219350105        8       501  SH    N/A   Yes          N/A       Yes   N/A     N/A
Google, Inc. CL A               Equities       38259P508       27        60  SH    N/A   Yes          N/A       Yes   N/A     N/A
Hawaiian Elec Industries Com    Equities       419870100       14       600  SH    N/A   Yes          N/A       Yes   N/A     N/A
Heinz HJ Co                     Equities       423074103    3,263    75,500  SH    N/A   Yes          N/A       Yes   N/A     N/A
H & R Block                     Equities       093671105        0         8  SH    N/A   Yes          N/A       Yes   N/A     N/A
Harris Corporation              Equities       413875105    1,081    25,960  SH    N/A   Yes          N/A       Yes   N/A     N/A
Int'l. Business Machines        Equities       459200101      246     1,995  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Chn &Steers Rlty ETF      ETF            464287564      139     2,525  SH    N/A   Yes          N/A       Yes   N/A     N/A
ING Groep 7.375% NV Pfd         Equities       456837707      621    33,080  SH    N/A   Yes          N/A       Yes   N/A     N/A
Integrated Device Technology,   Equities       458118106        1       104  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ishares Euro 350 Index Fd       ETF            464287861      132     4,225  SH    N/A   Yes          N/A       Yes   N/A     N/A
Integrated Health Services      Equities       45812C106        0     5,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs S&P Sm Cp 600 Idx ETF     ETF            464287804       26       485  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs S&P Sm Cp 600 VL ETF      ETF            464287879        6       110  SH    N/A   Yes          N/A       Yes   N/A     N/A
Bank of America Corp 6.5%       Equities       060505401       10       400  SH    N/A   Yes          N/A       Yes   N/A     N/A
Insituform Tech                 Equities       457667103      585    28,560  SH    N/A   Yes          N/A       Yes   N/A     N/A
Intel Corp                      Equities       458140100    1,841    94,669  SH    N/A   Yes          N/A       Yes   N/A     N/A
Itron                           Equities       465741106    3,153    51,005  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Russell 100 Val ETF       ETF            464287598       23       425  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Rssl 2000 Idx Fd ETF      ETF            464287655        7       118  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ishrs Rusll 2000 SmCap Gr Idx   ETF            464287648       86     1,293  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Russ MidCap Idx ETF       ETF            464287499      316     3,925  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Rusl MidCp VL Idx ETF     ETF            464287473      149     4,100  SH    N/A   Yes          N/A       Yes   N/A     N/A
Johnson Controls, Inc.          Equities       478366107    1,573    58,550  SH    N/A   Yes          N/A       Yes   N/A     N/A
John Hancock Investors Trust    Equities       410142103       22     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Johnson & Johnson               Equities       478160104    3,511    59,453  SH    N/A   Yes          N/A       Yes   N/A     N/A
JP Morgan                       Equities       46625H100      105     2,871  SH    N/A   Yes          N/A       Yes   N/A     N/A
JPMorgan Cap Tr 7% Pfd          Equities       46623D200       25     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Kinder Morgan Energy Prtnrs     Equities       494550106       26       400  SH    N/A   Yes          N/A       Yes   N/A     N/A
Coca-Cola                       Equities       191216100       38       750  SH    N/A   Yes          N/A       Yes   N/A     N/A
Kohl's Corp                     Equities       500255104    1,899    39,970  SH    N/A   Yes          N/A       Yes   N/A     N/A
Lab Corp of America             Equities       50540R409    1,516    20,125  SH    N/A   Yes          N/A       Yes   N/A     N/A
Liz Claiborne, Inc              Equities       539320101        8     2,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
L-3 Communications Inc          Equities       502424104    2,447    34,545  SH    N/A   Yes          N/A       Yes   N/A     N/A
Lockheed Martin Corp            Equities       539830109       13       169  SH    N/A   Yes          N/A       Yes   N/A     N/A
Lowes Companies Inc             Equities       548661107        8       405  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs iBoxx Corp Bd ETF         ETF            464287242    1,740    16,045  SH    N/A   Yes          N/A       Yes   N/A     N/A
Level 3 Comm. INC               Equities       52729N100        0        42  SH    N/A   Yes          N/A       Yes   N/A     N/A
Live Nation                     Equities       538034109        3       300  SH    N/A   Yes          N/A       Yes   N/A     N/A
McDonald's                      Equities       580135101       48       725  SH    N/A   Yes          N/A       Yes   N/A     N/A
Medis Technologies Ltd          ETF            58500P107        0       270  SH    N/A   Yes          N/A       Yes   N/A     N/A
S&P Mid Cap 400 ETF             ETF            595635103      375     2,903  SH    N/A   Yes          N/A       Yes   N/A     N/A
Millicom Intl Cellular          Equities       L6388F110       25       310  SH    N/A   Yes          N/A       Yes   N/A     N/A
McCormick                       Equities       579780206    2,553    67,268  SH    N/A   Yes          N/A       Yes   N/A     N/A
McCormick & Co Inc Voting       Equities       579780107       13       350  SH    N/A   Yes          N/A       Yes   N/A     N/A
3M Company                      Equities       88579Y101    2,336    29,577  SH    N/A   Yes          N/A       Yes   N/A     N/A
Altria Group Inc.               Equities       02209S103        2       100  SH    N/A   Yes          N/A       Yes   N/A     N/A
Merck & Co Inc                  Equities       589331107       14       400  SH    N/A   Yes          N/A       Yes   N/A     N/A
Marathon Oil                    Equities       565849106    3,268   105,100  SH    N/A   Yes          N/A       Yes   N/A     N/A
Monroe Bancorp                  Equities       610313108       19     3,337  SH    N/A   Yes          N/A       Yes   N/A     N/A
Microsoft                       Equities       594918104       67     2,905  SH    N/A   Yes          N/A       Yes   N/A     N/A
Martha Stewart Liv Cl A         Equities       573083102        0        30  SH    N/A   Yes          N/A       Yes   N/A     N/A
M&T Bank Corp.                  Equities       55261F104       62       729  SH    N/A   Yes          N/A       Yes   N/A     N/A
M&T Cap Trust IV Pfd 8.5% Call  Equities       55292C203       22       800  SH    N/A   Yes          N/A       Yes   N/A     N/A
Microvision                     Equities       594960106        3     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Mylan Labs                      Equities       628530107    1,744   102,335  SH    N/A   Yes          N/A       Yes   N/A     N/A
NCP Litigation Trst Restricted  Equities       628990681        0       245  SH    N/A   Yes          N/A       Yes   N/A     N/A
Nextera Energy Inc              Equities       65339F101       20       400  SH    N/A   Yes          N/A       Yes   N/A     N/A
NII Holdings, Inc.              Equities       62913F201    2,117    65,105  SH    N/A   Yes          N/A       Yes   N/A     N/A
Northrop Grumman Corp           Equities       666807102    1,969    36,164  SH    N/A   Yes          N/A       Yes   N/A     N/A
NRG Energy Inc Com              Equities       629377508       19       900  SH    N/A   Yes          N/A       Yes   N/A     N/A
Nestle                          Equities       641069406       19       397  SH    N/A   Yes          N/A       Yes   N/A     N/A
Northern Trust Co               Equities       665859104    2,266    48,520  SH    N/A   Yes          N/A       Yes   N/A     N/A
Nvidia Corp                     Equities       67066G104    1,936   189,633  SH    N/A   Yes          N/A       Yes   N/A     N/A
Olin Corp.                      Equities       680665205    1,897   104,855  SH    N/A   Yes          N/A       Yes   N/A     N/A
Oracle Corporation              Equities       68389X105       18       825  SH    N/A   Yes          N/A       Yes   N/A     N/A
OSI Systems Inc                 Equities       671044105       32     1,150  SH    N/A   Yes          N/A       Yes   N/A     N/A
Plains All Amer Pipeline LP     Equities       726503105    3,922    66,820  SH    N/A   Yes          N/A       Yes   N/A     N/A
Petroleo Brasileiro Pfd Spons   Equities       71654V101       17       560  SH    N/A   Yes          N/A       Yes   N/A     N/A
Plum Creek Timber Co            Equities       729251108       26       760  SH    N/A   Yes          N/A       Yes   N/A     N/A
Pepsico Incorporated            Equities       713448108    3,645    59,795  SH    N/A   Yes          N/A       Yes   N/A     N/A
Proctor & Gamble                Equities       742718109      152     2,540  SH    N/A   Yes          N/A       Yes   N/A     N/A
Packaging Corp of Amer          Equities       695156109        4       200  SH    N/A   Yes          N/A       Yes   N/A     N/A
ProLogis                        Equities       743410102        3       337  SH    N/A   Yes          N/A       Yes   N/A     N/A
Philip Morris                   Equities       718172109        5       100  SH    N/A   Yes          N/A       Yes   N/A     N/A
Potash Corp Sask Inc            Equities       73755L107        3        40  SH    N/A   Yes          N/A       Yes   N/A     N/A
Market Vectors Prerefunded Mun  ETF            57060U738      399    15,950  SH    N/A   Yes          N/A       Yes   N/A     N/A
NASDAQ 100 Tr ETF               ETF            631100104      649    15,200  SH    N/A   Yes          N/A       Yes   N/A     N/A
Quantun Fuel Systems            Equities       74765E109        0       800  SH    N/A   Yes          N/A       Yes   N/A     N/A
Royal Bk Scot 6.75% Prf. Q      Equities       780097754      570    49,810  SH    N/A   Yes          N/A       Yes   N/A     N/A
Royal Bk Scot.6.125%Prf. R      Equities       780097739      532    47,515  SH    N/A   Yes          N/A       Yes   N/A     N/A
Cohen & Steers REIT & PIF       Equities       19247X100      106    10,075  SH    N/A   Yes          N/A       Yes   N/A     N/A
Rockwell Automation Inc.        Equities       773903109    2,137    43,536  SH    N/A   Yes          N/A       Yes   N/A     N/A
Range Resources Corp Com        Equities       75281A109       32       800  SH    N/A   Yes          N/A       Yes   N/A     N/A
Republic Services Inc           Equities       760759100        7       230  SH    N/A   Yes          N/A       Yes   N/A     N/A
Rayonier Inc.                   Equities       754907103    1,820    41,334  SH    N/A   Yes          N/A       Yes   N/A     N/A
Sherwin Williams Co             Equities       824348106    1,263    18,250  SH    N/A   Yes          N/A       Yes   N/A     N/A
Ishares 1-3 yr Treasury Index   ETF            464287457       34       405  SH    N/A   Yes          N/A       Yes   N/A     N/A
Sirius Satellite Radio          Equities       82967N108        3     2,680  SH    N/A   Yes          N/A       Yes   N/A     N/A
Schlumberger Ltd                Equities       806857108       29       515  SH    N/A   Yes          N/A       Yes   N/A     N/A
Suburban Propane                Equities       864482104        9       200  SH    N/A   Yes          N/A       Yes   N/A     N/A
Staples Inc.                    Equities       855030102       14       738  SH    N/A   Yes          N/A       Yes   N/A     N/A
S & P Depository Recpts         Equities       78462F103        8        75  SH    N/A   Yes          N/A       Yes   N/A     N/A
St. Jude Medical, Inc.          Equities       790849103    1,876    51,975  SH    N/A   Yes          N/A       Yes   N/A     N/A
State Street Boston             Equities       857477103    2,572    76,035  SH    N/A   Yes          N/A       Yes   N/A     N/A
Suncor Energy Inc.              Equities       867229106       29     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Stryker Corp                    Equities       863667101    2,966    59,245  SH    N/A   Yes          N/A       Yes   N/A     N/A
Symantec Corp                   Equities       871503108    1,373    98,910  SH    N/A   Yes          N/A       Yes   N/A     N/A
AT&T                            Equities       00206R102    2,548   105,322  SH    N/A   Yes          N/A       Yes   N/A     N/A
Target Corp                     Equities       87612E106       34       700  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShares Lehman TIPS             ETF            464287176      507     4,745  SH    N/A   Yes          N/A       Yes   N/A     N/A
iShrs Lehman 20YR Trsy ETF      ETF            464287432       14       140  SH    N/A   Yes          N/A       Yes   N/A     N/A
Tower Bankcorp Inc.             Equities       891709107       14       619  SH    N/A   Yes          N/A       Yes   N/A     N/A
Tomotherapy Inc.                Equities       890088107        3     1,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Texas Instruments               Equities       882508104    2,103    90,340  SH    N/A   Yes          N/A       Yes   N/A     N/A
Tri-Continental Corp            Equities       895436103        1       120  SH    N/A   Yes          N/A       Yes   N/A     N/A
Union Pacific                   Equities       907818108       18       264  SH    N/A   Yes          N/A       Yes   N/A     N/A
United Technologies Corp        Equities       913017109    1,972    30,376  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vgd Sm Cap Value ETF            ETF            922908611      356     6,613  SH    N/A   Yes          N/A       Yes   N/A     N/A
VF Corp.                        Equities       918204108       27       380  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vanguard Mid Cap ETF            ETF            922908629      106     1,812  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vodafone Group PLC ADS          Equities       92857W209        4       175  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vanguard Val Vipers ETF         ETF            922908744    1,939    43,426  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vanguard Lg Cap ETF             ETF            922908637    1,891    40,339  SH    N/A   Yes          N/A       Yes   N/A     N/A
Vng'd Emerg Mkts Stk ETF        ETF            922042858    2,622    69,016  SH    N/A   Yes          N/A       Yes   N/A     N/A
Verizon Communications          Equities       92343V104       56     2,000  SH    N/A   Yes          N/A       Yes   N/A     N/A
Websense Inc.                   Equities       947684106    2,335   123,545  SH    N/A   Yes          N/A       Yes   N/A     N/A
Washington Real Estate          Equities       939653101        7       265  SH    N/A   Yes          N/A       Yes   N/A     N/A
Xcorporeal, Inc.                Equities       98400P104        0         2  SH    N/A   Yes          N/A       Yes   N/A     N/A
AMEX Hlthcare Selct ETF         ETF            81369Y209      321    11,370  SH    N/A   Yes          N/A       Yes   N/A     N/A
Exxon Mobil Corp                Equities       30231G102      736    12,893  SH    N/A   Yes          N/A       Yes   N/A     N/A